COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
COMMITMENTS

NOTE 5 - COMMITMENTS

The Company is obligated under operating leases for laboratory space expiring June 2013 and April 2014.

Aggregate minimum future lease payments under the operating leases are as follows:

YEAR ENDING
DECEMBER 31,	AMOUNT

2013	$ 74,194
2014	23,276

Rent expense approximating $53,563 and $9,910 is included in research and development expenses for the years ended December 31, 2012 and 2011.